Acquisitions of businesses and purchase accounting - Hometown Medical, LLC - Narratives (Details) - Hometown - USD ($)		3 Months Ended	12 Months Ended
	Jul. 01, 2022	Sep. 30, 2022	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 5,892,000
Cash consideration	$ 4,838,000	$ 1,054,000	$ 1,054,000
Discount rate	5.26%
Fair value of holdback consideration	$ 1,054,000
Professional fees in conjunction with the acquisition	$ 22,000
Revenue of combined entity as if combination occurred at beginning of period			8,450,000
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 1,100,000
Revenue of acquiree since acquisition date		2,450,000
Profit (loss) of acquiree since acquisition date		$ 700,000